Merger, Acquisitions and Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Preliminary identifiable assets acquired and liabilities assumed
The following table summarizes the provisional amounts recognized for assets acquired and liabilities assumed as of the respective acquisition date at fair value for the business combinations described above. The estimated values are not yet finalized and are subject to potentially significant changes. The Company will finalize the amounts recognized as it obtains the information necessary to complete the analyses. The Company expects to finalize these amounts as soon as possible but no later than one year from the respective acquisition dates.

Preliminary acquisition-date fair value (in thousands)	CCS(1)	William Charles
Cash and cash equivalents	$6,413	$6,641
Accounts receivable	58,041	69,740
Costs and estimated earnings in excess of billings on uncompleted contracts	9,512	16,095
Other current assets	1,813	7,999
Property, plant and equipment	57,449	49,078
Intangible assets:
Customer relationships(2)	19,500	7,500
Trade names(2)	8,900	4,500
Backlog(2)	8,400	5,000
Deferred income taxes(3)	(3,920)	—
Other non-current assets	134	75
Accounts payable and accrued liabilities	(25,219)	(60,962)
Billings in excess of costs and estimated earnings on uncompleted contracts	(14,194)	(14,810)
Debt, including current portion	(52,257)	(15,672)
Capital lease obligations, including current portion	(1,124)	—
Other non-current liabilities	(704)	(907)
Total identifiable net assets	72,744	74,277
Goodwill	33,835	3,402
Total purchase consideration	$106,579	$77,679
———
(1) The estimated acquisition-date fair values pertaining to CCS reflect the following significant changes from the third quarter of 2018: a decrease to property, plant and equipment of $7.6 million, an increase to backlog intangibles of $3.2 million, an increase to debt of $6.4 million, a decrease to other non-current liabilities of $6.2 million and an increase to goodwill of $10.2 million. Additionally, $6.4 million of cash and cash equivalents that was previously presented within debt, net of cash acquired in the third quarter of 2018 was reclassified to a separate line in the table above.

(2)	See Note 6. Goodwill and Intangible Assets, Net for disclosure of the weighted average amortization period for each major class of acquired intangible asset.
(3) The Company's consolidated deferred income taxes are presented as a net deferred tax asset (long-term) in the consolidated balance sheet as of December 31, 2018.

Impact of acquisitions
The following table provides the supplemental unaudited actual and pro forma total revenue and net income of the combined entity had the acquisition date of CCS and William Charles been the first day of our fiscal year 2018:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	Actual 2019	Pro forma 2018	Actual 2019	Pro forma 2018
Revenue	422,022	446,557	940,793	948,543
Net income (loss)	12,609	6,016	(4,072)	(15,448)
Net income (loss) per common share:
Basic earnings per share	0.37	0.25	(1.44)	(0.77)
Diluted earnings per share	0.24	0.24	(1.44)	(0.77)

The amounts in the supplemental unaudited pro forma 2018 results apply the Company's accounting policies and reflect certain adjustments to, among other things, (i) exclude the impact of transaction costs incurred in connection with the acquisitions, (ii) include additional depreciation and amortization that would have been charged assuming the same fair value adjustments to property, plant and equipment and acquired intangibles had been applied on January 1, 2018, and (iii) include additional interest expense that would have been incurred assuming the incremental borrowings the Company incurred to finance the acquisitions had been outstanding on January 1, 2018. Accordingly, these supplemental unaudited pro forma results have been prepared for comparative purposes only and are not intended to be indicative of the results of operations that would have occurred had the acquisitions actually occurred in the prior year period or indicative of the results of operations for any future period. These results do not include any potential operating efficiencies and cost savings.
The following table summarizes the results of operations included in the Company's condensed consolidated statement of operations for CCS and William Charles from their respective dates of acquisition.

(in thousands)	Three months ended September 30, 2019		Nine months ended September 30, 2019
	CCS	William Charles	CCS	William Charles
Revenue	81,248	84,033	211,117	198,879
Net income (loss)	2,707	7,308	616	7,359

	Three months ended September 30, 2018		Nine months ended September 30, 2018
	CCS	William Charles	CCS	William Charles
Revenue	5,600	—	5,600	—
Net income (loss)	—	—	—	—

The following table summarizes the results of operations included in the Company's consolidated statement of operations for CCS and William Charles from their respective date of acquisition to December 31, 2018.

	Year Ended December 31, 2018
(in thousands)	CCS	William Charles
Revenue	$76,029	$49,607
Net (loss) income	(613)	2,256
The following table provides the supplemental unaudited pro forma total revenue and net (loss) income of the Company had the acquisition date of CCS and William Charles been the first day of IEA's fiscal 2017.

	Year Ended December 31,
Unaudited pro forma data (in thousands, except per share data)	2018	2017
Revenue	$1,257,616	$997,018
Net (loss) income	(840)	5,792
Net (loss) income per common share - basic and diluted	(2.25)	0.27

Schedule of discontinued operation line items
Major classes of line items constituting net income from discontinued operations for the year ended December 31, 2016 were as follows:

(in thousands)	Year Ended December 31, 2016
Revenue	$1,911
Cost of earned revenue, excluding depreciation	1,626
Operating expenses	1,610
Interest and other expenses, net	3,060
Gain on abandonment	(4,253)
Income tax benefit	(1,219)
Net income from discontinued operations	$1,087

The following table presents the amounts related to the discontinued operations of H.B. White that were included within the significant categories of cash flows in the consolidated statement of cash flows for the year ended December 31, 2016:

(in thousands)	Year Ended December 31, 2016
Net cash used in operating activities	$(15,539)
Net cash provided by investing activities	82
Net cash provided by financing activities	15,664